RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15-RELATED PARTY TRANSACTIONS

Tonghao (Cayman) Limited, or Tonghao Cayman, acquired an additional 9,200,000 Ordinary Shares from the Company’s former shareholders and became the largest shareholder of the Company. Tongding Interconnection Information Co., Ltd. (“TDI”) is the parent company of Tonghao Cayman. The Company had sales transactions with TDI in the amount of nil, $13,000 and $49,000 in 2021, 2020 and 2019, respectively.